Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain name	10 years
Audio content	Lesser of the licensed period or 5 years
License and licensed games	Estimated life cycle

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net advertising revenues	1,198,150	1,194,761	1,113,017	170,577
Paid services revenues	178,131	133,020	95,828	14,686
Revenues from paid contents	94,066	71,144	46,175	7,077
Revenues from games	14,727	13,833	161	25
Revenues from MVAS	55,037	18,499	13,083	2,005
Revenues from others	14,301	29,544	36,409	5,579
Total	1,376,281	1,327,781	1,208,845	185,263

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2020 were as follows (in thousands):

	Operating Leases
	RMB	US$
Year ending December 31,
2021	38,209	5,856
2022	16,715	2,562
2023	280	43
Total future lease payments	55,204	8,461
Less: Imputed interest	2,162	331
Total lease liability balance	53,042	8,130

Summary of Future Lease Payments under Operating Leases

2.  Principal Accounting Policies (Continued)

(y) Operating leases and adoption of ASU 2016-02 (Continued)

Future lease payments under operating leases as of December 31, 2019 were as follows (in thousands):

Operating Leases
RMB
Year ending December 31,
2020	41,615
2021	35,706
2022	16,052
2023	291
Total future lease payments	93,664
Less: Imputed interest	5,861
Total lease liability balance	87,803

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Cash payments for operating leases	37,680	33,677	5,161
Right-of-use assets obtained in exchange for operating lease liabilities	19,981	3,198	490